Basis of presentation and significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Principles of consolidation

(a) Principles of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries, all of which are wholly owned. All intercompany balances and transactions have been appropriately eliminated on consolidation.

Use of estimates

(b) Use of estimates

The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Significant areas requiring the use of management estimates relate to the determination of provisions for litigation claims, deferred revenue, allowance for doubtful receivables, inventory valuation, warranty provisions, sales incentive provisions, restructuring provisions, stock-based compensation, deferred income taxes, investment tax credits, valuation of derivative financial instruments and impairment assessments of property and equipment, intangible assets and goodwill. Actual results could differ from these estimates.

Foreign currency translation

(c) Foreign currency translation

The Company’s Canadian operations and its foreign subsidiaries outside the United States (“U.S.”) and New Zealand, which solely provide sales and marketing support, have the Canadian dollar (“CDN”) as their functional currency. For these entities, monetary assets and liabilities denominated in foreign currencies are translated using exchange rates in effect at the balance sheet date and non-monetary assets and liabilities denominated in foreign currencies are translated at historic rates. Gains and losses on re-measurement are recorded in the Company’s consolidated statements of operations as part of foreign exchange loss. The Company’s U.S. and New Zealand operating subsidiaries have the U.S. dollar as their functional currency and its Japanese operating subsidiary had the Japanese Yen as its functional currency. The Company completed the wind down of its Japanese subsidiary in fiscal year 2015. The financial statements of these subsidiaries are translated into Canadian dollars using the method of translation whereby assets and liabilities are translated using exchange rates in effect at the balance sheet date and revenues and expenses are translated using average rates for the period. Exchange gains or losses from the translation of these foreign subsidiaries’ financial results are credited or charged to foreign currency translation included in other comprehensive income for the period and accumulated other comprehensive loss as part of shareholders’ deficit.

The Company uses the U.S. dollar as its reporting currency. The Canadian dollar consolidated financial statements are translated into the U.S. dollar reporting currency using the current rate method of translation. Exchange gains or losses are included as part of other comprehensive income for the period and accumulated other comprehensive loss as part of shareholders’ deficit.

Cash and cash equivalents

(d) Cash and cash equivalents

Cash equivalents consist primarily of short-term investments with an original maturity of three months or less and are carried on the consolidated balance sheet at cost, which approximates fair value.

Trade receivables

(e) Trade receivables

Trade receivables reflect invoiced and accrued revenue and are presented net of an allowance for doubtful receivables.

The Company evaluates collectability of specific customer receivables based on a variety of factors on a periodic basis. The Company considers currency risk, geopolitical risk, payment history, customer stability, the age of the trade receivable balances and other factors that may affect the resellers’ and distributors’ ability to pay. Collectability of receivables is reviewed on an ongoing basis by management and receivables accounts are adjusted as required. Receivables balances are charged against the allowance when the Company determines that it is probable that the receivable will not be recovered.

Inventories

(f) Inventories

Raw materials and finished goods inventory is stated at the lower of cost, computed using the first-in, first-out method, or market. Cost includes the cost of the material plus the applicable share of overhead. If the cost of the inventory exceeds its market value, provisions are made for the difference between the cost and the market value.

Property and equipment

(g) Property and equipment

Property and equipment is recorded at cost and depreciated over the shorter of the estimated useful life of the asset or the lease term. The estimated useful lives are generally as follows: asset under capital lease, 20 years; information systems, hardware and software, two to four years; assembly equipment, furniture, fixtures and other, two to four years; and leasehold improvements, two to four years. The Company capitalizes certain internal and external costs incurred to acquire or develop internal use software. Capitalized software costs are amortized over its useful life, which ranges from two to four years. Depreciation expense related to equipment used in assembly operations held at the Company’s contract manufacturers is included in cost of sales.

Long-lived assets including goodwill and intangible assets

(h) Long-lived assets including goodwill and intangible assets

The Company reviews property and equipment and intangible assets, excluding goodwill, for impairment. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by comparison of their carrying amounts to future undiscounted cash flows the assets are expected to generate. If property and equipment and intangible assets are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the assets exceeds their fair value.

Goodwill is not amortized, but is required to be tested for impairment at least annually or sooner whenever events or changes in circumstances indicate that the assets may be impaired.

All of the Company’s intangible assets are subject to amortization and are amortized using the straight-line method over their estimated useful lives, ranging from four to ten years. When there is a change in the estimated useful life of an intangible asset, amortization is adjusted prospectively. In fiscal 2014, the Company reassessed the estimated useful lives of certain of its intangible assets. See Note 7 – Intangible assets for further discussion of this change in accounting estimate. Amortization expense related to the Company’s capitalized software product that is marketed to others is included in cost of sales.

Deferred financing fees

(i) Deferred financing fees

Deferred financing fees represent the direct costs of entering into the Company’s long-term debt and credit facilities. For non-revolving credit facilities, costs are amortized as interest expense using the effective interest method. For revolving credit facilities, costs are amortized as interest expense using the straight-line method. The deferred financing fees are amortized over the term of the debt or credit facilities.

Leases

(j) Leases

Lease agreements are evaluated to determine whether they are capital or operating leases. When substantially all of the risks and benefits of property ownership have been transferred to the Company, the lease is recognized as a capital lease.

For capital leases, an asset is recorded at the lower of its fair market value or the net present value of the future minimum lease payments, with a corresponding obligation. Assets under capital lease are amortized on a straight-line basis over the lease term, and included in depreciation and amortization of property and equipment in the consolidated statements of operations. Interest charges are expensed over the period of the lease in relation to the carrying value of the capital lease agreement.

Gains associated with the fiscal 2014 sale-leaseback transaction are deferred. The deferred gain is presented as a reduction of the asset under capital lease. This gain is amortized on a straight-line basis over the lease term as a reduction to amortization expense.

Revenue recognition

(k) Revenue recognition

The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services are rendered, the sales price is fixed or determinable and collection is reasonably assured. Revenue consists primarily of consideration from the bundled sale of hardware, software that is essential to the functionality of the hardware and technical support.

Revenue from the bundled sale of hardware, software and technical support is recognized in accordance with general revenue recognition accounting guidance and revenue from separate sales of software products and technical support is recognized in accordance with industry specific software revenue recognition accounting guidance. Amounts invoiced and cash received in advance of meeting these revenue recognition criteria are recognized as deferred revenue.

The Company offers certain incentives to customers based on purchase levels. These incentives are recorded as a reduction of related revenues when this revenue is recognized. The Company has agreements with certain distributors which allow for stock rotation rights and price protection. The Company recognizes an allowance for stock rotation rights and price protection based on historical experience. The provision is recorded as a reduction to revenue in the period during which the related revenue is recognized. Revenue is recorded net of sales taxes collected from customers that are remitted to government authorities with the collected sales taxes recorded as current liabilities until remitted to the relevant government authority.

Revenue recognition for arrangements with multiple deliverables

Substantially all the Company’s revenue is made up of the sales of interactive displays and accessories. Interactive displays consist of hardware products and software essential to the functionality of the hardware product that is delivered at the time of sale, and technical support, which includes future unspecified software upgrades and features relating to the product’s essential software to be received, on a when-and-if-available basis. For multiple-element arrangements that include tangible products containing software essential to the product’s functionality and undelivered elements relating to the tangible product and its essential software, the Company allocates revenue to the multiple deliverables based on their relative selling prices. To determine the relative selling price the following hierarchy is used.

(i)	vendor-specific objective evidence of fair value (“VSOE”);

(ii)	third-party evidence (“TPE”); and

(iii)	estimate of the selling price (“ESP”).

VSOE is established as the price charged for a deliverable when the same deliverable is sold separately by the Company. TPE of selling price is established by evaluating largely similar and interchangeable competitor products or services in stand-alone sales. The ESP is established considering internal factors such as internal costs, margin objectives, pricing practices and controls, customer and market conditions such as competitor pricing strategies for similar products, and industry data.

The Company assesses incentives and discounts provided to customers in determining the relative selling prices of the deliverables in its arrangements to determine the most appropriate method of allocating such incentives and discounts to such deliverables. In general, the Company has concluded that allocating such incentives and discounts ratably to the deliverables based on the proportion of arrangement consideration allocated to each is appropriate based upon the way the Company currently sells its products.

The Company is unable to determine VSOE for its deliverables as they are not sold in significant volumes on a separate, stand-alone basis. The Company’s go-to-market strategy is the same or similar to that of its peers for these deliverables, in that product offerings are made in multiple deliverable bundles, such that the TPE of selling price of stand-alone deliverables cannot be obtained. Consequently, the Company is unable to establish selling price using VSOE or TPE and therefore uses ESP in its allocation of revenue.

Amounts allocated to the delivered hardware and the related essential software are recognized at the time of sale provided all the conditions for revenue recognition have been met. Amounts allocated to the technical support services and unspecified software upgrades are deferred and recognized using the straight-line method over the estimated term of provision. All product cost of sales, including estimated warranty costs, are recognized at the time of sale. Costs for research and development and sales and marketing are expensed as incurred.

Change in accounting estimate

Prior to September 24, 2013, amounts allocated to technical support services and unspecified software upgrades in multiple-element arrangements were deferred and recognized on a straight-line basis over the estimated life of the related hardware of seven years. As a result of the Company’s introduction of Notebook Advantage, an annual maintenance and upgrade program which became mandatory April 2014, the Company ceased its past practice of providing technical support services and upgrades over the life of a product. At the time of the announcement in September 2013, the Company reassessed the estimated period that support services and unspecified software upgrades were expected to be provided for sales occurring prior to that date. The Company concluded that the support period for these sales was expected to end on March 31, 2015 and therefore decreased the period over which deferred revenue for technical support services and unspecified software upgrades was amortized. No further changes in estimate were made after September 2013. The Company determined that this adjustment was a change in accounting estimate and accounted for the change prospectively commencing from September 24, 2013. For fiscal 2015, the effect of this change on operating income and net income was an increase of $37,839 and $28,379 (2014 – $20,303 and $15,227) respectively and the impact on earnings per share was $0.23 and $0.22 (2014 – $0.13 and $0.12) on a basic and diluted basis.

Revenue recognition for software

The Company also sells software, technical support and unspecified software upgrade rights separately from hardware. For software arrangements involving multiple-elements, revenue is allocated to each element based on the relative fair value only if VSOE evidence of fair values, which is based on prices charged when the element is sold separately, is available. The Company does not have VSOE for the undelivered elements in its software sales and, accordingly, the entire arrangement consideration is deferred and amortized over one year, the estimated period that such items are delivered or that services are provided.

Comprehensive income (loss)

(l) Comprehensive income (loss)

Comprehensive income (loss) is comprised of net income and other comprehensive income (“OCI”).

OCI refers to revenues, expenses, gains and losses that under GAAP are recorded as an element of comprehensive income but are excluded from net income. OCI consists of foreign currency translation adjustments for the period which arise from the conversion of the Canadian dollar consolidated financial statements to the U.S. dollar reporting currency consolidated financial statements. OCI also includes foreign currency translation adjustments from those foreign subsidiaries that have a local currency as their functional currency that arises on translation of these foreign subsidiaries’ financial statements into their parent’s reporting currency.

Financial instruments

(m) Financial instruments

Derivative financial instruments are used by the Company to manage its exposure to interest and foreign exchange rate fluctuations. To manage interest rate exposure, the Company enters into interest rate swap contracts and to manage foreign exchange exposure, the Company enters into forward and foreign exchange collar contracts. The Company does not use derivative financial instruments for speculative purposes.

Financial Accounting Standards Board (“FASB”) ASC 815 – Accounting for Derivative Instruments requires all derivative financial instruments to be recognized at fair value on the consolidated balance sheet and outlines the criteria to be met in order to designate a derivative instrument as a hedge and the methods for evaluating hedge effectiveness. The fair value is calculated based on quoted market prices.

Derivative contracts that do not qualify as hedges under ASC 815, or where hedge accounting is not applied, are recorded at fair value in the consolidated balance sheet unless exempted from derivative treatment as meeting normal purchase and sale criteria. Any changes in the fair value of these derivative contracts are recorded in net income when those changes occur. The Company does not currently apply hedge accounting as defined by ASC 815 to any of its financial instruments.

Income taxes

(n) Income taxes

In accordance with FASB ASC 740 – Accounting for Income Taxes, the Company uses the liability method of accounting for income taxes. Under the liability method, current income taxes are recognized for the estimated income taxes payable for the current year and deferred income taxes are recognized for temporary differences between the tax and accounting bases of assets and liabilities and the benefit of losses and other deductions carried forward for tax purposes that are likely to be realized. A valuation allowance is recorded against net deferred income tax assets if it is more likely than not that the asset will not be realized. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are scheduled to be recovered or settled. The effect on the deferred income tax assets and liabilities from a change in tax rates is recognized in net income in the period that the change is enacted.

The Company follows ASC 740 in assessing its uncertain tax positions and provisions for income taxes, which clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements, prescribes a recognition threshold of more likely than not to be sustained upon examination and provides guidance on derecognition measurement classification, interest and penalties, accounting in interim periods, disclosure and transitions.

Investment tax credits

(o) Investment tax credits

The Company uses the flow-through method to account for investment tax credits (“ITCs”), earned on eligible Scientific Research and Experimental Development (“SR&ED”) expenditures. Under this method, the ITCs are recognized as a reduction (increase) to income tax expense (recovery).

ITCs are subject to technical and financial review by Canadian tax authorities on a project-by-project basis and therefore amounts received may vary significantly from the amounts recorded. Any such differences are recorded as an adjustment to the recognized amount in the year the SR&ED review is completed and the results are made known to the Company.

Research and product development costs

(p) Research and product development costs

Research costs are expensed as incurred. Development costs for products and licensed software to be sold, leased or otherwise marketed are subject to capitalization beginning when a product’s technological feasibility has been established and ending when a product is available for general release to customers. In most instances, the Company’s products are released soon after technological feasibility has been established. Costs incurred subsequent to achievement of technological feasibility are usually not significant, and therefore all product development costs are expensed as incurred.

Earnings per share

(q) Earnings per share

Per share amounts are based on the weighted-average number of common shares outstanding during the period. Diluted earnings per share are calculated using the treasury stock method.

Warranty provision

(r) Warranty provision

The Company provides for the estimated costs of product warranties at the time revenue is recognized and records the expense in cost of sales. Interactive displays and other hardware products are generally covered by a time-limited warranty for varying periods of time. The Company’s warranty obligation is affected by product failure rates, warranty periods, freight, material usage and other related repair or replacement costs. The Company assesses the adequacy of its warranty liability and adjusts the amount as necessary based on actual experience and changes in future estimated costs. The accrued warranty obligation is included in accrued and other current liabilities.

Stock-based compensation

(s) Stock-based compensation

Stock-based compensation expense for stock options is estimated at the grant date based on each option’s fair value as calculated by the Black-Scholes-Merton (“BSM”) option-pricing model. The Company generally recognizes stock-based compensation expense ratably using the graded method over the requisite service period with an offset to additional paid-in capital. The BSM model requires various judgmental assumptions including volatility and expected option life. In addition, judgment is also applied in estimating the amount of stock-based awards that are expected to be forfeited, and if actual results differ significantly from these estimates, stock-based compensation expense and the Company’s results of operations would be impacted. Any consideration paid by employees on exercise of stock options plus any recorded stock-based compensation within additional paid-in capital related to that stock option is credited to share capital.

The Company classifies Restricted share units (“RSUs”), Performance share units (“PSUs”) and Deferred share units (“DSUs”) as equity instruments as the Company has the ability and intent to settle the awards in common shares. The compensation expense is calculated based on the fair value of each instrument as determined by the closing value of the Company’s common shares on the business day of the grant date. The Company recognizes compensation expense ratably over the vesting period of the RSUs and PSUs. For DSUs, compensation expense is recorded at the date of grant.

Participant Equity Loan Plan

(t) Participant Equity Loan Plan

The Company has a Participant Equity Loan Plan (the “Plan”), under which the Company loaned funds to certain employees for the purpose of allowing these employees the opportunity to purchase common shares of the Company at fair value. Common shares issued under the Plan are subject to voting and transferability restrictions that lapse based on certain events.

Shares purchased under the Plan are reported as share capital at their fair value on the date of issue. The outstanding related employee loans and any accrued interest are reported as a deduction from share capital. When there is an amendment in the terms of the Plan, the difference between the fair value at the date of the amendment and the fair value at the original date of purchase is recognized as stock-based compensation ratably on a graded basis over the period that restrictions on the shares lapse.

Restructuring costs

(u) Restructuring costs

Employee termination benefits associated with an exit or disposal activity are accrued when the liability is both probable and reasonably estimable, provided that the Company has a history of providing similar severance benefits that meet the criteria of an on-going benefit arrangement. If no such history exists, the costs are expensed when the termination benefits are paid. Contract termination costs are recognized and measured at fair value when the Company ceases using the rights under the contract. Other associated costs are recognized and measured at fair value when they are incurred.

Recent accounting guidance adopted and Recent accounting guidance not yet adopted

(v) Recent accounting guidance adopted

In March 2013, the Financial Accounting Standards Board (“FASB”) issued guidance on a parent’s accounting for the cumulative translation adjustment upon derecognition of a subsidiary or group of assets within a foreign entity. This new guidance requires that the parent release any related cumulative translation adjustment into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. This guidance was adopted beginning April 1, 2014, and has been applied for the reclassification of the currency translation adjustment into net income as a result of the liquidation of a foreign subsidiary in the first quarter of fiscal 2015.

(w) Recent accounting guidance not yet adopted

In May 2014, the FASB issued a comprehensive new revenue recognition standard which will supersede previous existing revenue recognition guidance. The standard creates a five-step model for revenue recognition that requires companies to exercise judgment when considering contract terms and relevant facts and circumstances. The five-step model includes (1) identifying the contract, (2) identifying the separate performance obligations in the contract, (3) determining the transaction price, (4) allocating the transaction price to the separate performance obligations and (5) recognizing revenue when each performance obligation has been satisfied. The standard also requires expanded disclosures surrounding revenue recognition. The standard is effective for fiscal periods beginning after December 15, 2016 and allows for either full retrospective or modified retrospective adoption. The Company is currently evaluating the impact of the adoption of this standard on its consolidated financial statements.

Fair value measurements

Fair value measurements

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and establishes a three-tier value hierarchy, which prioritizes the inputs in the valuation methodologies in measuring fair value:

Level 1—Unadjusted quoted prices at the measurement date for identical assets or liabilities in active markets.

Level 2—Observable inputs other than quoted market prices included in level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in markets that are not active or inputs that are observable or can be corroborated by observable market data.

Level 3—Significant unobservable inputs which are supported by little or no market activity and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.